Equity Transactions (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Shares issued during period for services, value	$ 4,864,349	$ 2,419
Gains (Losses) on settlement of debt	(7,662,388)	0
Shares issued during period, purchase of assets, par value		20
Warrants issued, value	1,002,875	0
Fair value of warrants	137,684
Fair value of warrants, discount rate	0.64%
Fair value of warrants, expected life	2 to 3 years
Fair value of warrants, expected volatility	156.74%
Equity compensation plans, maximum common stock allocated to the Plan	5,000,000
Equity compensation plans, maximum common stock allocated to one party	1,250,000
Equity compensation plans, term	20 years
Common Stock
Shares issued during period for services, shares	11,055,338	632,505
Shares issued during period for services, value		2,419
Recorded compensation	4,864,349
Shares issued, accrued liabilities, shares	1,330,430
Shares issued, accrued liabilities, value	838,171
Accrued liabilities settled through issuance of stock and warrants	175,764
Gains (Losses) on settlement of debt	662,407
Shares issued, convertible note payable to related party	38,051,706
Shares issued during period, purchase of assets, shares		5,229
Shares issued during period, purchase of assets, par value		20
Warrants #1
Warrants issued	440,000
Warrants issued, value	148,568
Warrants, exercise price	0.10
Fair value of warrants, expected life	Expires July 13, 2015
Warrants #2
Accrued liabilities settled through issuance of stock and warrants	1,767,649
Gains (Losses) on settlement of debt	764,774
Warrants issued	3,313,336
Warrants issued, value	$ 1,002,875
Warrants, exercise price	0.60
Fair value of warrants, expected life	3 years